Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Energy Fund	Sep. 28, 2024
Fidelity Advisor Energy Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(4.77%)
Past 5 years	11.96%
Past 10 years	1.65%
Fidelity Advisor Energy Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(5.23%)
Past 5 years	11.37%
Past 10 years	1.17%
Fidelity Advisor Energy Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.50%)
Past 5 years	9.40%
Past 10 years	1.16%
Fidelity Advisor Energy Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(0.72%)
Past 5 years	12.47%
Past 10 years	1.66%
Fidelity Advisor Energy Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(2.76%)
Past 5 years	12.20%
Past 10 years	1.62%
Fidelity Advisor Energy Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	1.29%
Past 5 years	13.63%
Past 10 years	2.55%
Fidelity Advisor Energy Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	1.43%
Past 5 years	13.80%
Since Inception	5.45%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1509
Average Annual Return:
Past 1 year	0.13%
Past 5 years	13.34%
Past 10 years	2.78%

[1]	A From October 2, 2018 .